Commitments And Contingencies (Guarantees) (Details) (SunBelt, USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 28, 2011	Dec. 31, 2012
SunBelt
Commitments And Related-Party Information [Line Items]
Percentage of equity interest sold	50.00%
Cash received from equity interest sold	$ 132.3
Aggregate principal amount of senior secured notes	42.7
Debt Instrument Guarantee Assumed By Acquirer	$ 42.7	$ 30.5